Convertible Promissory Notes and Other Notes Payable (Details) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Senior Note1 [Member]
Principal Balance	$ 1,272,600	$ 1,272,600
Accrued Interest	360,200	203,400
Total	1,632,800	1,476,000
Senior Note 2 [Member]
Principal Balance	500,000	500,000
Accrued Interest	141,500	79,900
Total	641,500	579,900
Senior Note 3 [Member]
Principal Balance	500,000	500,000
Accrued Interest	140,100	78,600
Total	640,100	578,600
Senior Note 4 [Member]
Principal Balance	250,000	250,000
Accrued Interest	59,100	29,400
Total	309,100	279,400
Senior Note 5 [Member]
Principal Balance	750,000	750,000
Accrued Interest	172,600	84,100
Total	922,600	834,100
SeniorConvertible4 [Member]
Principal Balance	250,000	250,000
Accrued Interest	46,200	17,700
Total	296,200	267,700
SeniorConvertibleNoteJuly [Member]
Principal Balance	3,272,600
Accrued Interest	873,500
Total	$ 4,146,100
Note discount on principal
Note discount on accrued interest
Note discount, total
Senior Note Total [Member]
Principal Balance	$ 3,522,600
Accrued Interest	919,700
Total	$ 4,442,300
Senior Notes Total [Member]
Principal Balance		3,272,600
Accrued Interest		475,400
Total		3,748,000
Note discount on principal		$ 2,085,900
Note discount on accrued interest
Note discount, total		$ 2,085,900
Senior NonCurrent [Member]
Principal Balance		1,436,700
Accrued Interest		493,100
Total		$ 1,929,800